Expense Example	Apr. 30, 2025 USD ($)
FPA Crescent Fund - Institutional and Investor Class Shares | FPA Crescent Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 108
Expense Example, with Redemption, 3 Years	339
Expense Example, with Redemption, 5 Years	589
Expense Example, with Redemption, 10 Years	1,305
FPA Crescent Fund - Institutional and Investor Class Shares | FPA Crescent Fund | Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	118
Expense Example, with Redemption, 3 Years	394
Expense Example, with Redemption, 5 Years	691
Expense Example, with Redemption, 10 Years	1,535
FPA Crescent Fund - Supra Institutional Class Shares | FPA Crescent Fund | Supra Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	325
Expense Example, with Redemption, 5 Years	566
Expense Example, with Redemption, 10 Years	1,257
FPA Flexible Fixed Income Fund - Institutional and Advisor Class | FPA Flexible Fixed Income Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	57
Expense Example, with Redemption, 3 Years	191
Expense Example, with Redemption, 5 Years	338
Expense Example, with Redemption, 10 Years	767
FPA Flexible Fixed Income Fund - Institutional and Advisor Class | FPA Flexible Fixed Income Fund | Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	62
Expense Example, with Redemption, 3 Years	203
Expense Example, with Redemption, 5 Years	357
Expense Example, with Redemption, 10 Years	$ 805